UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06068

ALLIANCEBERNSTEIN FIXED INCOME SHARES, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York	10105
(Address of principal executive offices)	(Zip code)

Mark R. Manley

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2007

Date of reporting period: April 30, 2007

ITEM 1.	REPORTS TO STOCKHOLDERS.

AllianceBernstein Fixed Income Shares, Inc.

Prime STIF Portfolio

Government STIF Portfolio

Annual Report—April 30, 2007

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal

Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Distribution of this report other than to shareholders must be preceded or accompanied by the Fund’s current prospectus, which contains further information about the Fund.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s web site at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

AllianceBernstein Investments, Inc. is an affiliate of AllianceBernstein L.P., the manager of the AllianceBernsteinfunds, and is a member of the NASD.

AllianceBernstein® and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

FUND EXPENSES

As a shareholder of a mutual fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

FUND EXPENSES

(continued from previous page)

	Beginning Account Value December 4, 2006 *		Ending Account Value April 30, 2007		Expenses Paid During Period **
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Prime STIF Portfolio	$1,000	$1,000	$1,021.36	$1,024.30	$0.41	$0.50

*	Commencement of operations.
**	Expense are equal to the classes’ annualized expense ratio of 0.10%. The “Actual” and “Hypothetical” expenses paid are based on the period from December 4, 2006 (commencement of operations) to April 30, 2007. Actual expense is equal to the class’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 147/365 (to reflect the since inception period). Hypothetical expense is equal to the class’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Beginning Account Value December 13, 2006 *		Ending Account Value April 30, 2007		Expenses Paid During Period **
Government STIF Portfolio	$1,000	$1,000	$1,019.87	$1,024.50	$0.23	$0.30

*	Commencement of operations.
**	Expense are equal to the classes’ annualized expense ratio of 0.06%. The “Actual” and “Hypothetical” expenses paid are based on the period from December 13, 2006 (commencement of operations) to April 30, 2007. Actual expense is equal to the class’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 138/365 (to reflect the since inception period). Hypothetical expense is equal to the class’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Prime STIF Portfolio

Portfolio of Investments

April 30, 2007

	Yield	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 100.0%
Commercial Paper - 59.1%
Allied Irish Banks
6/11/07	5.24%	$8,600	$8,548,726
American General Finance Corp.
5/08/07	5.25%	22,000	21,977,563
Asb Finance Ltd.
7/05/07	5.24%	14,000	13,867,544
Australia New Zealand Banking
5/10/07	5.25%	11,000	10,985,563
Bank Ireland Governor & Co.
5/01/07 (a)	5.24%	6,000	6,000,000
Bank of America Corp.
5/16/07	5.23%	25,000	24,945,521
Bank of Montreal
6/28/07	5.25%	13,000	12,890,146
Banque Et Caisse Epargne
5/03/07	5.24%	25,000	24,992,722
Basf Aktiengesellschaft
7/03/07 (a)	5.24%	10,000	9,908,300
Caisse Nationale Des Caisses
6/04/07 (a)	5.24%	7,000	6,965,358
Calyon North America
5/22/07	5.23%	25,000	24,923,729
Citigroup Funding Inc.
5/18/07	5.24%	22,000	21,945,458
Credit Suisse First Boston New York
5/14/07	5.25%	7,700	7,685,416
Danske Corp.
5/14/07 (a)	5.24%	9,700	9,681,645
Depfa Bank Europe
5/14/07 (a)	5.24%	10,000	9,981,078
Dexia Bank
5/01/07	5.25%	7,900	7,900,000
Dnb Nor Bank Asa
6/13/07	5.24%	7,000	6,956,188
Dresdner US Finance
5/01/07	5.25%	6,600	6,600,000
Fortis Funding
5/14/07 (a)	5.25%	9,000	8,982,937

Fountain Square Community Funding
5/21/07 (a)	5.23%	20,000	19,941,778
ING US Funding LLC
5/04/07	5.23%	9,200	9,195,983
Lloyds Bank PLC
5/03/07	5.26%	16,400	16,395,212
Nordea North America Inc.
6/07/07	5.24%	7,700	7,658,531
Park Avenue Receivables Co.
5/15/07 (a)	5.21%	22,000	21,954,998
Prudential PLC
5/01/07 (a)	5.24%	25,000	25,000,000
San Paolo IMI US Financial Co.
5/21/07	5.24%	11,000	10,967,978
Sheffield Receivables Corp.
5/08/07 (a)	5.27%	20,000	19,979,525
Swedbank
5/15/07	5.24%	7,645	7,629,421
Toronto Dominion Holdings USA Inc.
5/21/07 (a)	5.25%	14,000	13,959,167
Toyota Motor
5/08/07	5.23%	20,000	19,979,642
Unicredito Ita Bank Ireland
5/25/07	5.25%	8,600	8,569,900
Variable Funding Cap Corp.
5/16/07 (a)	5.27%	22,000	21,951,738

			448,921,767

Repurchase Agreements - 27.6%
Deutche Bank, 5.22%, dated 4/25/07 due 5/02/07 in the amount of $70,020,300 (collateralized by $71,855,000 FNMA & FHLMC, 0.00% to 5.50%, due 10/15/07 to 4/15/11, value $71,400,149)		70,000	70,000,000

Greenwich Capital, 5.21%, dated 4/25/07 due 05/02/07 in the amount of $70,020,262 (collateralized by $69,356,000 FNMA & FHLMC, 4.00% to 6.25%, due 9/02/08 to 1/02/14, value $71,402,384)		70,000	70,000,000

Morgan Stanley, 5.21%, dated 4/25/07 due 5/02/07 in the amount of $70,020,262 (collateralized by $72,035,000 FNMA, 3.00% to 6.47%, due 6/11/08 to 2/28/25, value $72,260,722)		70,000	70,000,000

			210,000,000

Time Deposit - 11.4%
Royal Bank of Canada
5/01/07	5.28%	35,000	35,000,000
Societe Generale
5/01/07	5.28%	35,000	35,000,000

Suntrust Bank
5/01/07	5.25%	16,500	16,500,000

			86,500,000

Certificate of Deposit - 1.9%
American Express Centurion Bank
5/23/07	5.27%	14,000	14,000,000

Total Investments - 100.0%
(cost $759,421,767)			759,421,767
Other assets less liabilities - 0.0%			275,905

Net Assets - 100.0%			$759,697,672

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, the aggregate market value of these securities amounted to $174,306,524 or 22.9% of net assets.

See notes to financial statements.

Government STIF Portfolio

Portfolio of Investments

April 30, 2007

	Yield	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 100.0%
U.S. Government & Government Sponsored Agency Obligations - 69.3%
Federal Farm Credit Bank
5/01/07	5.06%	$35,000	$35,000,000
5/04/07	5.10%-5.14%	49,500	49,478,881
5/23/07 - 6/21/07	5.11%	33,170	33,028,670
6/01/07 - 7/19/07	5.12%	81,272	80,747,301
Federal Home Loan Bank
5/01/07	5.06%	50,000	50,000,000
5/11/07	5.11%	40,000	39,943,222
7/18/07 - 7/20/07	5.12%	27,775	27,461,232
5/16/07	5.13%	22,000	21,952,975
5/18/07	5.14%	25,000	24,939,320
5/23/07 - 5/30/07	5.15%	45,000	44,838,424
5/09/07	5.16%	25,000	24,971,361
5/02/07	5.18%	15,000	14,997,844
Federal Home Loan Mortgage Corp.
7/16/07	5.12%	42,809	42,346,282
6/04/07	5.13%	30,160	30,014,017
5/31/07	5.14%-5.15%	21,240	21,148,931
5/29/07	5.15%	40,000	39,839,793
5/14/07	5.16%	15,328	15,299,428
Federal National Mortgage Association
5/16/07	5.11%-5.16%	62,818	62,683,548
5/18/07	5.12%	25,000	24,939,615
6/06/07 - 6/13/07	5.14%	50,000	49,718,014
5/09/07 - 5/31/07	5.15%	48,082	47,916,967
5/02/07	5.16%	13,826	13,824,018

			795,089,843

Repurchase Agreements - 30.7%
ABN AMRO, 5.15%, dated 4/30/07 due 5/01/07 in the amount of $50,007,153 (collateralized by $50,927,596 FNMA, 6.00%, due 2/01/37, value $51,000,000)		50,000	50,000,000

Barclays Bank, 5.15%, dated 4/30/07 due 5/01/07 in the amount of $50,007,153 (collateralized by $48,574,000 FHLB, FHLMC, & FNMA, 0.00% to 6.75%, due 5/25/07 to 3/15/31, value $51,000,771)		50,000	50,000,000

Deutsche Bank, 5.21%, dated 4/24/07 due 5/01/07 in the amount of $35,005,065 (collateralized by $34,906,000, FHLB & FNMA, 3.60% to 5.625%, due 3/05/08 to 3/14/36, value $35,700,422)		35,000	35,000,000

Goldman Sachs, 5.24%, dated 4/30/07 due 5/03/07 in the amount of $45,006,544 (collateralized by $51,873,867 FHLMC, 4.99% to 5.94%, due 7/01/35 to 2/01/37, value $45,900,001)		45,000	45,000,000

Greenwich Capital, 5.10%, dated 4/30/07 due 5/01/07 in the amount of $34,004,817 (collateralized by $34,625,000, FHLMC, FNMA, & U.S. Treasury Note, 0.00% to 6.87%, due 7/17/07 to 3/31/12, value $34,681,231)	34,000	34,000,000

Merrill Lynch, 5.17%, dated 4/26/07-4/30/07 due 5/02/07 in the amount of $48,013,786 (collateralized by $89,175,000 Resolution Funding Strip, 0.00%, due 4/15/19, value $48,964,210)	48,000	48,000,000

Morgan Stanley, 5.18%, dated 4/26/07 due 5/01/07 in the amount of $45,019,613 (collateralized by $46,110,000 FNMA, 0.00%, due 6/01/07, value $45,902,505)	45,000	45,000,000

UBS, 5.20%, dated 4/27/07 due 5/02/07 in the amount of $45,013,000 (collateralized by $68,111,000 Resolution Funding Strip, 0.00%, due 1/15/15 to 4/15/17, value $45,901,159)	45,000	45,000,000

		352,000,000

Total Investments—100.0%
(cost $1,147,089,843)		1,147,089,843
Other assets less liabilities—0.0%		144,522

Net Assets—100.0%		$1,147,234,365

Glossary:

FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association

See notes to financial statements.

STATEMENT OF ASSETS & LIABILITIES

April 30, 2007

	Prime STIF Portfolio	Government STIF Portfolio
Assets
Investments in securities, at value (cost $759,421,767 and $1,147,089,843, respectively)	$759,421,767	$1,147,089,843
Cash	111,251	81,275
Interest receivable	219,149	139,603

Total assets	759,752,167	1,147,310,721

Liabilities
Registration fee payable	21,570	34,257
Custody fee payable	21,553	32,000
Printing fee payable	5,000	5,000
Directors’ fee payable	4,000	4,000
Transfer Agent fee payable	13	46
Accrued expenses	2,359	1,053

Total liabilities	54,495	76,356

Net Assets	$759,697,672	$1,147,234,365

Composition of Net Assets
Capital stock, at par	$379,849	$573,617
Additional paid-in capital	759,317,867	1,146,661,168
Accumulated net realized loss on investment transactions	(44)	(420)

Net Assets	$759,697,672	$1,147,234,365

Capital stock outstanding - 32.5 billion shares authorized per portfolio, $.0005 par value	759,697,716	1,147,234,785

Net Asset Value per share	$1.00	$1.00

See notes to financial statements.

ALLIANCEBERNSTEIN FIXED INCOME SHARES, INC.

STATEMENT OF OPERATIONS

For the Period Ended April 30, 2007

	Prime STIF Portfolio (a)	Government STIF Portfolio (b)
Investment Income
Interest	$9,668,413	$17,101,842

Expenses
Legal	75,554	75,554
Audit	38,000	38,000
Administrative	26,667	26,000
Registration fees	21,606	34,293
Custodian	21,553	32,000
Directors’ fees	9,000	9,000
Printing	5,000	5,000
Transfer agency	88	173
Miscellaneous	4,021	7,321

Total expenses	201,489	227,341

Less: expenses waived by the Adviser (see Note B)	(26,667)	(26,000)

Net expenses	174,822	201,341

Net investment income	9,493,591	16,900,501

Realized and Unrealized Loss on Investment Transactions
Net realized loss on investment transactions	(44)	(420)

Net Increase in Net Assets from Operations	$9,493,547	$16,900,081

(a)	Commencement of operations December 4, 2006.

(b)	Commencement of operations December 13, 2006.

See notes to financial statements.

ALLIANCEBERNSTEIN FIXED INCOME SHARES, INC.

STATEMENT OF CHANGES IN NET ASSETS

Prime STIF Portfolio
December 4, 2006 (a) to April 30, 2007
Increase (Decrease) in Net Assets from Operations
Net investment income	$9,493,591
Net realized loss on investment transactions	(44)

Net increase in net assets from operations	9,493,547
Dividends to Shareholders from
Net investment income	(9,493,591)
Capital Stock Transactions
Net increase	759,697,716

Total increase	759,697,672
Net Assets
Beginning of period	-0-

End of period (including distributions in excess of net investment income of $0)	$759,697,672

(a)	Commencement of operations.

See notes to financial statements.

ALLIANCEBERNSTEIN FIXED INCOME SHARES, INC.

Government STIF Portfolio
December 13, 2006(a) to April 30, 2007
Increase (Decrease) in Net Assets from Operations
Net investment income	$16,900,501
Net realized loss on investment transactions	(420)

Net increase in net assets from operations	16,900,081
Dividends to Shareholders from
Net investment income	(16,900,501)
Capital Stock Transactions
Net increase	1,147,234,785

Total increase	1,147,234,365
Net Assets
Beginning of period	-0-

End of period (including distributions in excess of net investment income of $0)	$1,147,234,365

(a)	Commencement of operations.

See notes to financial statements.

ALLIANCEBERNSTEIN FIXED INCOME SHARES, INC.

NOTES TO FINANCIAL STATEMENTS

April 30, 2007

NOTE A: Significant Accounting Policies

AllianceBernstein Fixed-Income Shares, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of the Prime STIF and the Government STIF Portfolios’(“Short –Term Investment fund”) ( collectively, the “Portfolios” ) which commenced operations on December 4, 2006 and December 13, 2006, respectively. The investment objective of each portfolio is maximum current income to the extent consistent with safety of principal and liquidity. Each Portfolio offers one class of shares exclusively to institutional clients of AllianceBernstein L.P. (the “Adviser”). The Fund changed its name from AllianceBernstein Institutional Reserves, Inc. to AllianceBernstein Fixed-Income Shares, Inc. effective February 24, 2006. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Securities in which the Portfolio invests are valued at amortized cost which approximates fair value, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity.

2. Taxes

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Investment Income and Investment Transactions

Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

4. Dividends and Distributions

The Portfolio declares dividends daily from net investment income paid daily. Net realized gains distributions, if any, will be made at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

5. Expenses

Expenses of the Fund are charged to each Portfolio in proportion to each Portfolio’s respective net assets.

6. Repurchase Agreements

It is the policy of each Portfolio that its custodian or designated subcustodian take control of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to seller of the security, realization of collateral by the Portfolios may be delayed or limited.

NOTE B: Advisory Fee and other Transactions with Affiliates

Under the terms of the Advisory Agreement, the Fund pays no advisory fee to the Adviser. The Adviser serves as investment manager and adviser of the Fund and continuously furnishes an investment program for the Fund and manages, supervises and conducts the affairs of the Fund, subject to the supervision of the Fund’s Board of Directors. Pursuant to the Advisory Agreement, the Adviser provides certain legal and accounting services for the Fund for which the Adviser may be reimbursed at cost by the Fund. For the period ending April 30, 2007, the Adviser voluntarily agreed to waive all such fees for these services for the Prime STIF Portfolio and Government STIF Portfolio in the aggregate amounts of $26,667 and $26,000 respectively.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $75 for Prime STIF Portfolio and $127 for Government STIF Portfolio for the period ended April 30, 2007.

NOTE C: Investment Transactions, Income Taxes and Distributions to Shareholders

The tax character of distributions paid during the fiscal year ended April 30, 2007 were as follows:

	Prime STIF	Government STIF
Distributions paid from:
Ordinary income	$9,493,591	$16,900,501

Total taxable distributions	9,493,591	16,900,501

Total distributions paid	$9,493,591	$16,900,501

As of April 30, 2007 the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Prime STIF		Government STIF
Accumulated Capital and other losses	$(44	)(a)	$(420	)(a)

Total accumulated earnings/(deficit)	$(44)		$(420)

(a)	On April 30, 2007, the Prime STIF and Government STIF portfolios had net capital loss carryforwards of $44 and $420 respectfully, which will expire in the year 2015. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed.

NOTE D: Capital Stock

Each class consists of 32,500,000,000 authorized shares.

Transactions, all at $1.00 per share, were as follows:

Prime STIF Portfolio
Shares
December 4, 2006(a) to April 30, 2007
Shares sold	2,751,939,869
Shares issued in reinvestment of dividends	9,493,591
Shares redeemed	(2,001,735,744)

Net increase	759,697,716

Government STIF Portfolio
Shares
December 13, 2006(a) to April 30, 2007
Shares sold	5,692,536,473
Shares issued in reinvestment of dividends	16,900,501
Shares redeemed	(4,562,202,189)

Net increase	1,147,234,785

(a)	Commencement of operations.

NOTE E: Risks Involved in Investing in the Fund

Interest Rate Risk and Credit Risk—The Fund’s primary risks are interest rate risk and credit risk. Because the Fund invests in short-term securities, a decline in interest rates will affect the Fund’s yield as the securities mature or are sold and the Fund purchases new short-term securities with a lower yield. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities. Because the Fund invests in securities with short maturities and seek to maintain stable net asset value of $1.00 per share, it is possible, though unlikely, that an increase in interest rates would change the value of your investment.

Credit risk is the possibility that a security’s credit rating will be downgraded or that the issuer of the security will default (fail to make scheduled interest and principal payments). The Fund’s invests in highly-rated securities to minimize credit risk.

Foreign Securities Risk-Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign currency exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies or of the U.S. government.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE F: Legal Proceedings

As has been previously reported, the staff of the U.S. Securities and Exchange commission (“SEC”) and the Office of New York Attorney General (“NYAG”) have been investigating practices in the mutual fund industry identified as “market timing” and late trading” of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of “market timing” mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission (“SEC Order”). The agreement with the NYAG is memorialized in an Assurance of Discontinuance dated September 1, 2004 (“NYAG Order”). Among the key provisions of these agreements are the following:

(i)	The Adviser agreed to establish a $250 million fund (the “Reimbursement Fund”) to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii)	The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; and

(iii)	The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Adviser’s registered investment company clients, including the Fund, will introduce governance and compliance changes.

On October 2, 2003, a purported class action complaint entitled Hindo, et al. v. AllianceBernstein Growth & Income Fund, et al. (“Hindo Complaint”) was filed against the Adviser, Alliance Capital Management Holding L.P. (“Alliance Holding”), Alliance Capital Management Corporation, AXA Financial, Inc., the AllianceBernstein Funds, certain officers of the Adviser (“Alliance defendants”), and certain other defendants not affiliated with the Adviser, as well as unnamed Doe defendants. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Funds. The Hindo Complaint alleges that certain of the Alliance defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in “late trading” and “market timing” of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, 43 additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various federal and state courts against the Adviser and certain other defendants. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred all actions to the United States District Court for the District of Maryland (the “Mutual Fund MDL”).

On September 29, 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of Alliance Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of the Adviser. All four complaints include substantially identical factual allegations, which appear to be based in large part on the SEC Order and the NYAG Order.

On April 21, 2006, the Adviser and attorneys for the plaintiffs in the mutual fund shareholder claims, mutual fund derivative claims, and ERISA claims entered into a confidential memorandum of understanding (“MOU”) containing their agreement to settle these claims. The agreement will be documented by a stipulation of settlement and will be submitted for court approval at a later date. The derivative claims brought on behalf of Alliance Holding remain pending.

On February 10, 2004, the Adviser received (i) a subpoena duces tecum from the Office of the Attorney General of the State of West Virginia and (ii) a request for information from West Virginia’s Office of the State Auditor, Securities Commission (the “West Virginia Securities Commissioner”) (together, the “Information Requests”). Both Information Requests require the Adviser to produce documents concerning, among other things, any market timing or late trading in the Adviser’s sponsored mutual funds. The Adviser responded to the Information Requests and has been cooperating fully with the investigation.

On April 11, 2005, a complaint entitled The Attorney General of the State of West Virginia v. AIM Advisors, Inc., et al. (“WVAG Complaint”) was filed against the Adviser, Alliance Holding, and various other defendants not affiliated with the Adviser. The WVAG Complaint was filed in the Circuit Court of Marshall County, West Virginia by the Attorney General of the State of West Virginia. The WVAG Complaint makes factual allegations generally similar to those in the Hindo Complaint. On October 19, 2005, the WVAG Complaint was transferred to the Mutual Fund MDL.

On August 30, 2005, the West Virginia Securities Commissioner signed a Summary Order to Cease and Desist, and Notice of Right to Hearing addressed to the Adviser and Alliance Holding. The Summary Order claims that the Adviser and Alliance Holding violated the West Virginia Uniform Securities Act, and makes factual allegations generally similar to those in the Commission Order and the NYAG Order. On January 25 2006, the Adviser and Alliance Holdings moved to vacate the Summary Order. In early September 2006, the court denied this motion, and the Supreme Court of Appeals in West Virginia denied the defendants’ petition for appeal. On September 22, 2006, the Adviser and Alliance Holding filed an answer and moved to dismiss the Summary Order with the West Virginia Securities Commissioner.

On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. (“Aucoin Complaint”) was filed against the Adviser, Alliance Holding, Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, nine additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants. All nine of the lawsuits (i) were brought as class actions filed in the United States District Court for the Southern District of New York, (ii) assert claims substantially identical to the Aucoin Complaint, and (iii) are brought on behalf of shareholders of the Funds.

On February 2, 2005, plaintiffs filed a consolidated amended class action complaint (“Aucoin Consolidated Amended Complaint”) that asserts claims substantially similar to the Aucoin Complaint and the nine additional lawsuits referenced above. On October 19, 2005, the District Court dismissed each of the claims set forth in the Aucoin Consolidated Amended Complaint, except for plaintiffs’ claim under Section 36(b) of the Investment Company Act. On January 11, 2006, the District Court granted defendants’ motion for reconsideration and dismissed the remaining Section 36(b) claim. On May 31, 2006 the District Court denied plaintiffs’ motion for leave to file an amended complaint. On July 5, 2006, plaintiffs filed a notice of appeal which was subsequently withdrawn subject to plaintiffs’ right to reinstate it at a later date.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the AllianceBernstein Mutual Funds’ shares or other adverse consequences to the AllianceBernstein Mutual Funds. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the AllianceBernstein Mutual Funds.

NOTE G: Recent Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing a fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more likely- than-not threshold would be recorded in the current period. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the Securities and Exchange Commission notified the industry that the implementation of FIN 48 by registered investment companies could be delayed until the last business day of the first required financial statement reporting period for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

FINANCIAL HIGHLIGHTS

Selected Data For a Share of Capital Stock Outstanding Throughout The Period

Prime STIF Portfolio
December 4, 2006 (a) to April 30, 2007
Net asset value, beginning of period	$1.00

Income From Investment Operations
Net investment income (b)	.02
Net realized loss on investment transactions (c)	-0-

Net increase in net asset value from operations	.02

Less: Dividends
Dividends from net investment income	(.02)

Net asset value, end of period	$1.00

Total Return
Total investment return based on net asset value (d)	2.14%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$759,698
Ratio to average net assets of:
Expenses, net of waivers (e)	.10%
Expenses, before waivers/reimbursements (e)	.11%
Net investment income (e)	5.25%

See footnote summary on page 22.

ALLIANCEBERNSTEIN FIXED INCOME SHARES, INC.

FINANCIAL HIGHLIGHTS

Selected Data For a Share of Capital Stock Outstanding Throughout The Period

Government STIF Portfolio
December 13, 2006 (a) to April 30, 2007
Net asset value, beginning of period	$1.00

Income From Investment Operations
Net investment income (b)	.02
Net realized loss on investment transactions (c)	-0-

Net increase in net asset value from operations	.02

Less: Dividends
Dividends from net investment income	(.02)

Net asset value, end of period	$1.00

Total Return
Total investment return based on net asset value (d)	1.99%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,147,235
Ratio to average net assets of:
Expenses, net of waivers (e)	.06%
Expenses, before waivers/reimbursements (e)	.07%
Net investment income (e)	5.14%

(a)	Commencement of operations.

(b)	Based on average shares outstanding

(c)	Amount is less than $0.005.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the peroid. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	Annualized.

ALLIANCEBERNSTEIN FIXED INCOME SHARES, INC.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of

AllianceBernstein Fixed Income Shares, Inc. - Prime STIF Portfolio:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Prime STIF Portfolio (the “Portfolio”) (one of the portfolios constituting the AllianceBernstein Fixed Income Shares, Inc.) as of April 30, 2007, and the related statements of operations, changes in net assets, and financial highlights for the period December 4, 2006 (commencement of operations) through April 30, 2007. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2007, by correspondence with the custodian and others. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Prime STIF Portfolio at April 30, 2007, and the results of its operations, the changes in its net assets, and the financial highlights for the period December 4, 2006 (commencement of operations) through April 30, 2007, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

New York, New York

June 15, 2007

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of

AllianceBernstein Fixed Income Shares, Inc. - Government STIF Portfolio:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Government STIF Portfolio (the “Portfolio”) (one of the portfolios constituting the AllianceBernstein Fixed Income Shares, Inc.) as of April 30, 2007, and the related statements of operations, changes in net assets, and financial highlights for the period December 13, 2006 (commencement of operations) through April 30, 2007. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2007, by correspondence with the custodian and others. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Government STIF Portfolio at April 30, 2007, the results of its operations, the changes in its net assets, and the financial highlights for the period December 13, 2006 (commencement of operations) through April 30, 2007, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

New York, New York

June 15, 2007

BOARD OF DIRECTORS

William H. Foulk, Jr.(1), Chairman

Marc O. Mayer, President and Chief Executive Officer

David H. Dievler(1)

John H. Dobkin(1)

Michael J. Downey(1)

D. James Guzy(1)

Nancy P. Jacklin (1)

Marshall C. Turner, Jr. (1)

Earl D. Weiner (1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer

Raymond J. Papera, Senior Vice President

Jason Moshos, Vice President

Emilie D. Wrapp, Secretary

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Thomas R. Manley, Controller

Custodian

State Street Bank & Trust Company

One Lincoln Street

Boston, MA 02111

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

Legal Counsel

Seward & Kissel LLP

One Battery Park Plaza

New York, NY 10004

Independent Registered Public Accounting Firm

Ernst & Young LLP

5 Times Square

New York, NY 10036

Transfer Agent

AllianceBernstein Investor Services, Inc.

P.O. Box 786003

San Antonio, TX 78278-6003

Toll-Free (800) 221-5672

(1)	Member of the Audit Committee, Governance and Nominating Committee and Independent Directors Committee.

MANAGEMENT OF THE FUND

Board of Directors Information

The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund’s Directors is set forth below.

NAME, ADDRESS*, AGE and (YEAR ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS HELD BY DIRECTOR
INTERESTED DIRECTOR

Marc O. Mayer,*** 1345 Avenue of the Americas New York, NY 10105 49 (2006)	Executive Vice President of the Adviser since 2001 and Executive Managing Director of AllianceBernstein Investments, Inc. (“ABI”) since 2003; prior thereto, he was head of AllianceBernstein Institutional Investments, a unit of the Adviser from 2001-2003. Prior thereto, Chief Executive Officer of Sanford C. Bernstein & Co., LLC (institutional research and brokerage arm of Bernstein & Co. LLC) (“SCB & Co.”) and its predecessor since prior to 2002.	107	SCB Partners Inc. and SCB Inc.

DISINTERESTED DIRECTORS

William H. Foulk, Jr., +, # 74 Chairman of the Board (1990)	Investment Adviser and an Independent Consultant. Formerly, Senior Manager of Barrett Associates, Inc., a registered investment adviser, with which he had been associated since prior to 2002. He was formerly Deputy Comptroller and Chief Investment Officer of the State of New York and, prior thereto, Chief Investment Officer of the New York Bank for Savings.	109	None

David H. Dievler, # 77 (1993)	Independent Consultant. Until December 1994, he was Senior Vice President of AB Corp. (formerly, Alliance Capital Management Corporation) responsible for mutual fund administration. Prior to joining AB Corp. in 1984, he was Chief Financial Officer of Eberstadt Asset Management since 1968. Prior to that, he was a Senior Manager at Price Waterhouse & Co. Member of American Institute of Certified Public Accountants since 1953.	108	None

John H. Dobkin, # 65 (1993)	Consultant. Formerly, President of Save Venice, Inc. (preservation organization) from June 2001-June 2002, Senior Advisor from June 1999 - June 2000 and President of Historic Hudson Valley (historic preservation) from December 1989 - May 1999. Previously, Director of the National Academy of Design and during 1988-1992, Director and Chairman of the Audit Committee of AB Corp.	107	None

Michael J. Downey, # 63 (2006)	Consultant since January 2004. Formerly, managing partner of Lexington Capital, LLC (investment advisory firm) from December 1997 until December 2003. Prior thereto, Chairman and CEO of Prudential Mutual Fund Management from 1987 to 1993.	107	Asia Pacific Fund, Inc. and The Merger Fund

D. James Guzy, # 71 (2006)	Chairman of the Board of PLX Technology (semi-conductors) and of SRC Computers Inc., with which he has been associated since prior to 2002. He is also President of the Arbor Company (private family investments).	107	Intel Corporation (semi-conductors) and Cirrus Logic Corporation (semi-conductors)

Nancy P. Jacklin, # 59 (2006)	Formerly, U.S. Executive Director of the International Monetary Fund (December 2002-May 2006); Partner, Clifford Chance (1992-2002); Senior Counsel, International Banking and Finance, and Associate General Counsel, Citicorp (1985-1992); Assistant General Counsel (International), Federal Reserve Board of Governors (1982-1985); and Attorney Advisor, U.S. Department of the Treasury (1973-1982). Member of the Bar of the District of Columbia and of New York; and member of the Council on Foreign Relations.	107	None

Marshall C. Turner, Jr., # 65 (2006)	Consultant. Formerly, President and CEO, Toppan Photomasks, Inc. (semi-conductor manufacturing services), 2005-2006, and Chairman and CEO from 2003 until 2005, when the company was acquired and renamed from Dupont Photomasks, Inc. Principal, Turner Venture Associates (venture capital and consulting) 1993-2003.	107	Xilinx, Inc. (semi-conductors) and MEMC Electronic Materials, Inc. (semi-conductor substrates)

Earl D. Weiner, # 67 (2007)	Of Counsel, and Partner from 1976-2006, of the law firm Sullivan & Cromwell LLP, specializing in investment management, corporate, and securities law; member of ABA Federal Regulation of Securities Committee Task Force on Fund Director’s Guidebook.	106	None

*	The address for each of the Fund’s disinterested Directors is AllianceBernstein L.P., c/o Philip L. Kirstein, 1345 Avenue of the Americas, New York, NY 10105.

**	There is no stated term of office for the Fund’s Directors.

***	Mr. Mayer is an “interested person,” as defined in the Act, due to his position as Executive Vice President of the Adviser.

+	Member of the Fair Value Pricing Committee.

#	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

Officer Information

Certain information concerning the Fund’s officers is set forth below.

NAME, ADDRESS* AND AGE	POSITION(S) HELD WITH FUND	PRINCIPAL OCCUPATION DURING PAST 5 YEARS

Marc O. Mayer, 49	President and Chief Executive Officer	See biography above.**

Philip L. Kirstein, 62	Senior Vice President and Independent Compliance Officer	Senior Vice President and Independent Compliance Officer of the AllianceBernstein Funds, with which he has been associated since October 2004. Prior thereto, he was Of Counsel to Kirkpatrick & Lockhart, LLP from October 2003 to October 2004, and General Counsel of Merrill Lynch Investment Managers, L.P. since prior to 2002 until March 2003.

Raymond J. Papera, 51	Senior Vice President	Senior Vice President of the Adviser,** with which he has been associated since prior to 2002.

Jason Moshos, 30	Vice President	Assistant Vice President of the Adviser** since November 2005. Prior thereto, he was a research assistant on the Adviser’s Municipal Credit Research team since prior to 2002.

Emilie D. Wrapp, 51	Secretary	Senior Vice President, Assistant General Counsel and Assistant Secretary of ABI,** with which she has been associated since prior to 2002.

Joseph J. Mantineo, 48	Treasurer and Chief Financial Officer	Senior Vice President of ABIS, ** with which he has been associated since prior to 2002.

Thomas R. Manley, 55	Controller	Vice President of the Adviser,** with which he has been associated since prior to 2002.

*	The address for each of the Fund’s officers is 1345 Avenue of the Americas, New York, NY 10105.

**	The Adviser, ABI, ABIS and SCB & Co. are affiliates of the Fund.

The Fund’s Statement of Additional Information (“SAI”) has additional information about the Fund’s Directors and Officers and is available without charge upon request. Contact your financial representative or AllianceBernstein at 1-800-227-4618 for a free prospectus or SAI.

SUMMARY OF SENIOR OFFICER’S EVALUATION OF

INVESTMENT ADVISORY AGREEMENT1

The following is a summary of the evaluation of the investment advisory agreement between AllianceBernstein L.P. (the “Adviser”) and AllianceBernstein Fixed-Income Shares, Inc. (the “Fund”) in respect of AllianceBernstein Government STIF Portfolio and AllianceBernstein Prime STIF Portfolio of (each a “Portfolio” and collectively the “Portfolios”), prepared by Philip L. Kirstein, the Senior Officer of the Fund for the Directors of the Fund, as required by an August 2004 agreement between the Adviser and the New York State Attorney General.2 It should be noted that the Portfolios have not yet commenced operations. The Senior Officer’s evaluation of the investment advisory agreement is not meant to diminish the responsibility or authority of the Board of Directors of the Fund to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the “40 Act”) and applicable state law. The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees proposed to be paid by the Portfolios which was provided to the Directors in connection with their review of the proposed initial approval of the investment advisory agreement. The Senior Officer’s evaluation considered the following factors:

1.	Management fees charged to institutional and other clients of the Adviser for like services;

[1]

It should be noted that the information in the fee summary was completed on April 24, 2006 and presented to the Board of Directors on May 2, 2006 in accordance with the Assurance of Discontinuance between the New York State Attorney General and the Adviser.

[2]	Future references to the Portfolios do not include “AllianceBernstein.”

2.	Management fees charged by other mutual fund companies for like services;

3.	Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreement, excluding any intra-corporate profit;

4.	Profit margins of the Adviser and its affiliates from supplying such services;

5.	Possible economies of scale as the Portfolios grow larger; and

6.	Nature and quality of the Adviser’s services including the performances of the Portfolios.

ADVISORY FEES AND EXPENSE REIMBURSEMENTS & RATIOS

The Portfolios will not pay a fee to the Adviser for advisory services. The Portfolios are meant to provide an investment option to institutional clients of the Adviser for the short-term investment of uninvested cash. These Portfolios are intended to offer clients competitive short-term returns and enable the Adviser to deliver more consistent and predictable returns while reducing expenses for clients. The Adviser will be indirectly compensated for its services to these Portfolios by compensation the Adviser receives from institutional clients that invest in the Portfolios. It should be noted that the Investment Advisory Agreement for the Portfolios provides for the Adviser to be reimbursed by the Portfolios for certain clerical, legal, accounting and administrative services.

Set forth below are the estimated net expense ratios of the Portfolios:

Portfolio	Estimated Net Expense Ratio[1]	Fiscal Year
Government STIF Portfolio	0.10%	April 30

Prime STIF Portfolio	0.10%	April 30

I.	MANAGEMENT FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The management fees charged to investment companies which the Adviser manages and sponsors are normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients, and different liabilities assumed. Services that will be provided by the Adviser to the Portfolios that are not provided to non-investment company clients include providing office space and personnel to serve as Fund Officers, who among other responsibilities make the certifications required under the Sarbanes–Oxley Act of 2002, and coordinating with and monitoring the Portfolios’ third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for the Portfolios will be more costly than those for institutional assets due to the greater complexities and time required for investment companies, although as previously noted, a portion of these expenses will be reimbursed by the Portfolios to the Adviser. In addition, managing the cash flow of an investment company may be more difficult than that of a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly, if a Portfolio is in net redemption and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a Portfolio with positive cash flow may

[3]	Annualized.

be easier at times than managing a stable pool of assets. Finally, in recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although still not equal to those related to the mutual fund industry.

Notwithstanding the Adviser’s view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different, it is worth considering information regarding the advisory fees charged to an institutional account that has a somewhat similar investment style as the Portfolios. In addition to the AllianceBernstein Institutional fee schedule, set forth below are what would have been the effective advisory fees of the Portfolios had the AllianceBernstein Institutional fee schedule been applicable to the Portfolios.

Portfolio	Assumed Initial Net Assets ($MIL)	AllianceBernstein (AB) Institutional (Inst.) Fee Schedule	Effective AB Inst. Adv. Fee
Government STIF Portfolio[4]	$500.0	U.S. Short Duration 40 bp on 1st $20 million 25 bp on next $80 million	0.186%
Prime STIF Portfolio		20 bp on next $100 million 15 bp on the balance Minimum Account Size: $20 m

The Adviser also manages AllianceBernstein Exchange Reserves, which has a similar investment style as the Portfolios. Set forth below is the advisory fee schedule of Exchange Reserves:

[4]	Unlike AllianceBernstein Exchange Reserves, Government STIF Portfolio is restricted to investing in only government money market securities.

Portfolio	AllianceBernstein Mutual Fund	Fee
Government STIF Portfolio[5]	Exchange Reserves	0.25% on first $1.25 billion 0.24% on next $0.25 billion
Prime STIF Portfolio		0.23% on next $0.25 billion 0.22% on next $0.25 billion 0.21% on next $1.0 billion 0.20% on the balance

The AllianceBernstein Variable Products Series Fund, Inc. (“AVPS”), which is managed by the Adviser and is available through variable annuity and variable life contracts offered by other financial institutions, offers investors the option to invest in a portfolio with a similar investment style as the Portfolios. The following table shows the fee schedule of such AVPS portfolio:

Portfolio	AVPS Portfolio	Fee Schedule
Government STIF	Money Market	0.45% on first $2.5 billion
Portfolio[5]	Portfolio	0.40% on next $2.5 billion 0.35% on the balance
Prime STIF Portfolio

The Adviser also manages and sponsors retail mutual funds, which are organized in jurisdictions outside the United States, generally Luxembourg and Japan, and sold to non-United States resident investors. The Adviser charges the following “all-in” fee for Short Maturity Dollar, which has a somewhat similar investment strategy as the Portfolios:

Fund	Fee[6]
Short Maturity Dollar	1.05% on the 1st €100 million 1.00% on the next €100 million 0.95% in excess of €200 million

[5]	See footnote 4.
[6]	The “all-in” fee shown is for the class A shares of Short Maturity Dollar. This includes a fee for investment advisory services and a separate fee for distribution related services.

There are no funds of other fund families sub-advised by the Adviser that have a substantially similar investment style as the Portfolios.

II.	MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUND COMPANIES FOR LIKE SERVICES.

As previously mentioned, the Adviser will not directly be paid an advisory fee by the Portfolios. However, the Adviser will be compensated by the Adviser’s institutional clients invested in the Portfolios at the rate set forth in the investment advisory agreement with each client.

Lipper, Inc. (“Lipper”), an analytical service that is not affiliated with the Adviser analyzed the anticipated total expense ratio of the Portfolios based on an assumed initial net asset base of $500 million for each Portfolio in comparison to the Portfolios’ Lipper Expense Groups7 and Lipper Expense Universes.8 Lipper describes a Lipper Expense Group as a representative sample of comparable funds and a Lipper Expense Universe as a broader group, consisting of all funds in the same investment classification/objections with a similar load type as the subject Portfolio. The result of that analysis is set forth below:

Portfolio	Expense Ratio (%)	Lipper Group Median (%)	Lipper Group Rank	Lipper Universe Median (%)	Lipper Universe Rank
Government STIF Portfolio[9]	0.100	0.058	13/14	0.049	113/143
Prime STIF Portfolio[10]	0.100	0.100	7/13	0.044	228/294

[7]

Lipper uses the following criteria in screening funds to be included in each Portfolio’s expense group: variable product, fund type, investment classification/objective, load type and similar 12b-1/non-12b-1 service fees, asset (size) comparability, and expense components and attributes. A Lipper Expense Group will typically consist of seven to twenty funds.

[8]

Except for asset (size) comparability and load type, Lipper uses the same criteria for selecting a Lipper Expense Group when selecting a Lipper Expense Universe. Unlike the Lipper Expense Group, the Lipper Expense Universe allows for the same adviser to be represented by more than just one fund.

[9]

Since each Portfolio does not charge an advisory fee, each Portfolio’s total expense ratio is compared to the non-management fee ratio, which excludes management fees, 12b-1 fees and non 12b-1 service fees, of other peers that charges an advisory fee of the Lipper Expense Group.

III.	COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE MANAGEMENT FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

See discussion below in Section IV.

IV.	PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH SERVICES.

The Adviser has not managed the Portfolios previously and therefore did not provide historic profitability data for supplying the services it will provide after the Portfolios commences operations. It should be noted that a consultant was retained by the Senior Officer to work with the Adviser’s personnel to align the Adviser’s two profitability reporting systems. The alignment, which now has been completed, will allow the Adviser’s management and the Directors to receive consistent presentations of financial results and profitability although the two profitability reporting systems operate independently.

In addition to the indirect profits that the Adviser will earn from the managing assets of institutional clients that utilize the Portfolios to invest short-term cash, certain of the Adviser’s affiliates will have business relationships with the Portfolios and will earn a profit from providing other services to the Portfolios. The courts have referred to this type of business opportunity as “fall-out benefits” to the Adviser and indicated that they should be factored into the evaluation of the total relationship between the Portfolios and the Adviser. Neither case law nor common business practice precludes the Adviser’s affiliates from earning a reasonable profit on this type of relationship. These affiliates will provide transfer agent services to the Portfolios and will receive transfer-agent fees for such services.

[10]	See footnote 9.

V.	POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that the breakpoints in the fee schedules in the investment advisory agreements of institutional clients that will invest in the Portfolios reflect a sharing of economies of scale to the extent the breakpoints are reached. Based on some of the professional literature that has considered economies of scale in the mutual fund industry it is thought that to the extent economies of scale exist, they may more often exist across a fund family as opposed to a specific fund. This is because the costs incurred by the Adviser, such as investment research or technology for trading or compliance systems can be spread across a greater asset base as the fund family increases in size. It is also possible that as the level of services required to operate a successful investment company has increased over time, and advisory firms have made such investments in their business to provide improved services, there may be a sharing of economies of scale without a reduction in advisory fees.

An independent consultant made a presentation to the Board of Directors and the Senior Officer regarding possible economies of scale or scope in the mutual fund industry. Based on the presentation, it was evident that fund management companies benefit from economies of scale. However, due to lack of cost data, researchers had to infer facts about the costs from the behavior of fund expenses; there was a lack of consensus among researchers as to whether economies of scale were being passed on to the shareholders. It is contemplated that additional work will be performed to determine if the benefits of economies of scale or scope are being passed to shareholders by the Adviser. In the meantime, it is clear that to the extent a fund’s assets exceeds its initial breakpoint its shareholders benefit from a lower fee rate.

VI.	NATURE AND QUALITY OF THE ADVISER’S SERVICES INCLUDING THE PERFORMANCE OF THE FUND.

With assets under management of $617 billion as of March 31, 2006, the Adviser has the investment experience to manage and provide non-investment services (described in Section II) to the Portfolios.

Since the Portfolios have not commenced operations, set forth below are the performance returns of Exchange Reserves,11 which has a similar investment style as the Portfolios, versus the Lipper Money Market Average for the periods ending September 30, 2005:

	Periods Ending September 30, 2005 Annualized Performance
Fund	1 Year	3 Year	5 Year	10 Year	Since Inception
AllianceBernstein Exchange Reserves (Net)	1.63	0.69	1.45	2.96	3.08
Lipper Money Market Average	1.85	0.95	1.72	3.36	3.57

CONCLUSION:

Based on the factors discussed above the Senior Officer’s conclusion is that the proposed fees for the Portfolios are reasonable and within the range of what would have been negotiated at arms-length in light of all the surrounding circumstances. This conclusion in respect of each Portfolio is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: June 7, 2006

[11]	Performance returns shown are for the Class A shares of Exchange Reserves.

ITEM 2.	CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant’s code of ethics is filed herewith as Exhibit 12(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that independent directors David H. Dievler and William H. Foulk, Jr. qualify as audit committee financial experts.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (c) The following table sets forth the aggregate fees billed by the independent registered public accounting firm Ernst & Young LLP, for the Fund’s 2007 fiscal year, for professional services rendered for: (i) the audit of the Fund’s annual financial statements included in the Fund’s annual report to stockholders; (ii) assurance and related services that are reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (i), which include advice and education related to accounting and auditing issues and quarterly press release review (for those Funds which issue press releases), and preferred stock maintenance testing (for those Funds that issue preferred stock); and (iii) tax compliance, tax advice and tax return preparation.

		Audit Fees	Audit-Related Fees	Tax Fees
2007
AB Fixed Income Shares
Prime STIF Portfolio	2006	N/A	N/A	N/A
	2007	$32,500	$1,138	$4,000
Government STIF Portfolio	2006	N/A	N/A	N/A
	2007	$32,500	$1,138	$4,000

(d) Not applicable.

(e) (1) Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund’s Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Fund by the Fund’s independent registered public accounting firm. The Fund’s Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of the Fund.

(e) (2) All of the amounts for Audit Fees, Audit-Related Fees and Tax Fees in the table under Item 4 (a) – (c) are for services pre-approved by the Fund’s Audit Committee.

(f) Not applicable.

(g) The following table sets forth the aggregate non-audit services provided to the Fund, the Fund’s Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Fund, which include preparing an annual internal control report pursuant to Statement on Auditing Standards No. 70 (“Service Affiliates”):

		All Fees for Non-Audit Services Provided to the Portfolio, the Adviser and Service Affiliates	Total Amount of Foregoing Column Pre-approved by the Audit Committee (Portion Comprised of Audit Related Fees) (Portion Comprised of Tax Fees)
2007
AB Fixed Income Shares
Prime STIF Portfolio	2006	N/A	N/A
			N/A
			N/A
	2007	$973,567	$126,469
			$122,469
			$4,000
Government STIF Portfolio	2006	N/A	N/A
			N/A
			N/A
	2007	$973,567	$126,469
			$122,469
			$4,000

(h) The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund’s independent registered public accounting firm to the Adviser and Service Affiliates is compatible with maintaining the auditor’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
12 (a) (1)	Code of Ethics that is subject to the disclosure of Item 2 hereof

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Fixed Income Shares, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer President

Date:	June 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer President

Date:	June 29, 2007

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	June 29, 2007